Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Inventories	¥ 11,921	¥ 15,387
Accrued business tax	4,705	1,835
Accrued pension and severance cost	98,114	108,781
Research and development - costs capitalized for tax purposes	5,383	5,998
Property, plant and equipment	33,488	26,519
Accrued expenses	30,126	31,316
Net operating losses carried forward	29,006	29,167
Other	38,526	33,782
Deferred Tax Assets, Gross, Total	251,269	252,785
Less valuation allowance	(30,783)	(26,687)
Total deferred tax assets	220,486	226,098
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,859)	(9,450)
Net unrealized gains on securities	(1,815)	(7,321)
Tax deductible reserve	(4,396)	(4,449)
Financing lease revenue	(38,287)	(47,802)
Intangible assets	(74,377)	(85,888)
Other	(30,908)	(29,751)
Total deferred tax liabilities	(159,642)	(184,661)
Net deferred tax assets	¥ 60,844	¥ 41,437